John Hancock Short Duration Municipal Opportunities Fund Expense Example - Classes A C I and R6 [Member] - John Hancock Short Duration Municipal Opportunities Fund	May 31, 2026 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 286
Expense Example, with Redemption, 3 Years	479
Expense Example, with Redemption, 5 Years	689
Expense Example, with Redemption, 10 Years	1,292
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	238
Expense Example, with Redemption, 3 Years	494
Expense Example, with Redemption, 5 Years	874
Expense Example, with Redemption, 10 Years	1,740
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	47
Expense Example, with Redemption, 3 Years	191
Expense Example, with Redemption, 5 Years	348
Expense Example, with Redemption, 10 Years	804
Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	39
Expense Example, with Redemption, 3 Years	166
Expense Example, with Redemption, 5 Years	304
Expense Example, with Redemption, 10 Years	$ 707